Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2022
Auditor's remuneration
Schedule of fees payable to the auditor

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2022	2021	2022	2021
Audit and audit-related fees
Audit fees
PwC Australia	28,442	29,306	28,366	29,148
Overseas PwC network firms	5,670	4,310	459	536
Total audit fees	34,112	33,616	28,825	29,684
Audit-related fees
PwC Australia	1,490	1,456	1,490	1,456
Overseas PwC network firms	54	221	-	-
Total audit-related fees	1,544	1,677	1,490	1,456
Total audit and audit-related fees	35,656	35,293	30,315	31,140
Tax fees
PwC Australia	36	35	36	35
Total tax fees	36	35	36	35
Total audit and non-audit fees	35,692	35,328	30,351	31,175